Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 90.4%

California — 86.9%

Corporate — 1.4%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,430,240
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,442,402

		6,872,642

County/City/Special District/School District — 29.8%
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 08/01/32	250	174,728
0.00%, 08/01/33	500	331,835
0.00%, 08/01/34	505	319,296
0.00%, 08/01/35	545	328,357
0.00%, 08/01/36	500	287,710
0.00%, 08/01/37	650	357,285
0.00%, 08/01/38	630	330,756
0.00%, 08/01/39	750	376,395
0.00%, 08/01/40	1,850	888,277
0.00%, 08/01/41	305	140,044
0.00%, 02/01/42	350	157,035
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	640	712,026
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,152,669
City of Sacramento California Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/48	3,750	4,181,850
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,530	2,640,055
El Monte City School District California, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,009,669
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	3,700	4,175,524
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/23(b)	2,725	3,110,233
Gavilan Joint Community College District, GO, Election of 2004, Series D(b):
5.50%, 08/01/21	2,165	2,294,619
5.75%, 08/01/21	8,400	8,928,780

Security	Par (000)	Value

County/City/Special District/School District (continued)
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(b)	$2,000	$2,126,380
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(b)	1,880	1,988,495
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,156,300
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/23(b)	5,715	6,551,219
Menifee Union School District, GO, Series B (BAM), 4.00%, 08/01/43	5,370	5,822,798
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/23(b)	4,500	5,099,895
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	8,140	8,602,189
Perris Union High School District California, GO, Election of 2012, Series B (BAM), 5.25%, 09/01/39	2,715	3,090,322
Perris Union High School District California, COP, Refunding School Financing Project (BAM), 4.00%, 10/01/43	10,000	11,116,100
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	5,455	5,817,539
RNR School Financing Authority, Special Tax Bonds, Community Facilities District No. 92-1, Series A (BAM):
5.00%, 09/01/37	1,500	1,707,330
5.00%, 09/01/41	3,000	3,377,880
San Jose Financing Authority, Civic Center Project, LRB, Convention Center Expansion & Renovation Project:
5.75%, 05/01/36	2,570	2,578,224
5.75%, 05/01/42	4,500	4,676,175
San Jose Financing Authority, Refunding LRB, Series A:
5.00%, 06/01/32	3,375	3,725,494
5.00%, 06/01/39	5,800	6,313,242
San Leandro Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,154,470
Santa Clara Unified School District, GO, Election of 2018, 4.00%, 07/01/48	5,000	5,397,600
State of California, GO, Various Purpose, 4.00%, 04/01/49	5,550	6,004,212

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Vacaville Unified School District, GO, Series D, 4.00%, 08/01/45	$1,725	$1,877,662
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(b)	7,680	8,163,456
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,873,544
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(b)	6,140	6,488,629
Election of 2010, Series B, 5.50%, 08/01/39	3,000	3,378,330
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,815,275

		149,799,903

Education — 7.3%
California Educational Facilities Authority, RB, University of San Francisco, Series A, 5.00%, 10/01/53	10,000	11,011,300
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(b)	2,750	2,985,070
John Adams Academy, Series A, 5.00%, 10/01/39(c)	245	226,397
John Adams Academy, Series A, 5.00%, 10/01/49(c)	410	359,984
John Adams Academy, Series A, 5.00%, 10/01/57(c)	810	692,769
Urban Discovery Academy Project, Series A, 5.50%, 08/01/34(c)	250	223,223
California Municipal Finance Authority, Refunding RB, Master’s University:
5.00%, 08/01/39	645	615,485
5.00%, 08/01/48	305	275,113
California School Finance Authority, RB(c):
Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 07/01/36	755	783,463
Arts in Action Charter Schools, 5.00%, 06/01/40	305	287,517
Arts in Action Charter Schools, 5.00%, 06/01/50	475	432,269
Arts in Action Charter Schools, 5.00%, 06/01/59	760	675,344
Kipp Socal Projects, Series A, 5.00%, 07/01/49	500	506,680

Security	Par (000)	Value

Education (continued)
Real Journey Academies, Series A, 5.00%, 06/01/58	$2,385	$1,906,879
Teach Public Schools, Series A, 5.00%, 06/01/58	1,230	1,122,769
California School Finance Authority, Refunding RB, Aspire Public Schools - Obligated Group, 5.00%, 08/01/46(c)	1,250	1,237,500
California Statewide Communities Development Authority, RB, University of California, Irvine East Campus, Series A, 5.00%, 05/15/37	4,000	4,279,160
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC:
5.00%, 05/15/33	2,625	2,790,427
5.00%, 05/15/40	2,250	2,386,620
University of California, RB, Series AM, 5.25%, 05/15/36	3,680	4,203,811

		37,001,780

Health — 7.1%
California Health Facilities Financing Authority, RB, Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,532,700
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A:
4.00%, 03/01/39	985	1,028,232
4.00%, 03/01/43	1,400	1,423,814
California Municipal Finance Authority, Refunding RB, Series A:
Community Medical Centers, 5.00%, 02/01/42	4,000	4,456,960
5.00%, 11/01/39(c)	215	195,039
5.00%, 11/01/49(c)	245	210,406
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,618,950
Huntington Memorial Hospital Project, 4.00%, 07/01/48	1,780	1,834,076

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Methodist Hospital of Southern California, 4.25%, 01/01/43	$3,450	$3,218,746
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	2,595	2,615,916
Front Porch Communities and Services, 4.00%, 04/01/47	1,320	1,312,384
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,320,395
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/21(b)	2,860	3,054,194

		35,821,812

Housing — 4.1%
California Community Housing Agency, RB, M/F Housing(c):
Annadel Apartments, Series A, 5.00%, 04/01/49	1,795	1,697,460
Verdant at Green Valley Project, 5.00%, 08/01/49	1,855	1,759,504
California Housing Finance, RB, M/F Housing:
Series 2-A, 4.00%, 03/20/33	4,085	3,927,333
Series A, 4.25%, 01/15/35	1,367	1,318,238
California Statewide Communities Development Authority, Special Assessment Bonds, Statewide Community Infrastructure Program:
M/F Housing, , Series C, 5.00%, 09/02/49	225	243,718
M/F Housing, Series C, 5.00%, 09/02/39	435	481,941
S/F Housing, 5.00%, 09/02/39	465	515,178
S/F Housing, 5.00%, 09/02/44	535	579,293
S/F Housing, 5.00%, 09/02/49	775	839,472
Freddie Mac Multifamily Maryland Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	8,539	9,346,000

		20,708,137

State — 2.2%
County of Riverside Redevelopment Successor Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/37	6,000	6,279,240
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,845	1,851,384

Security	Par (000)	Value

State (continued)
State of California Public Works Board, RB, Various Capital Projects, Series I, 5.50%, 11/01/33	$2,575	$2,920,024

		11,050,648

Tobacco — 5.8%
County of California Tobacco Securitization Agency, RB, Asset Backed, Series A, 5.45%, 06/01/28	1,180	1,179,988
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	2,175	2,472,757
5.00%, 06/01/35	3,215	3,658,766
3.50%, 06/01/36	6,295	6,150,719
5.00%, 06/01/47	7,500	7,281,525
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.50%, 06/01/45	1,235	1,216,969
Tobacco Securitization Authority of Southern California, Refunding RB:
San Diego Country Tobacco Asset Securitization Corporation, 0.00%, 06/01/54(a)	11,850	1,766,954
Series A, 5.00%, 06/01/48	4,500	4,747,770
Tobacco Asset Securitization Corporation, 5.00%, 06/01/48	575	579,721

		29,055,169

Transportation — 21.3%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,639,530
Bay Area Toll Authority, Refunding RB, Subordinate, Series S-8, 3.00%, 04/01/54	13,230	12,715,882
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT:
5.00%, 12/31/43	6,500	6,741,345
4.00%, 12/31/47	7,500	7,173,300
(AGM), 4.00%, 12/31/47	2,845	2,923,323
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 05/01/33	1,900	2,049,150
5.00%, 05/01/40	3,785	4,037,838
5.00%, 05/01/44	6,000	6,727,260

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.00%, 05/01/44	$2,660	$2,822,100
5.00%, 05/01/49	3,500	3,917,795
City & County of San Francisco California Airports Commission, Refunding RB, AMT, San Francisco International Airport, Series D, 5.00%, 05/01/43	7,715	8,578,000
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Sub-Series B, 5.00%, 05/15/40	2,500	2,505,950
Series D, AMT, 5.00%, 05/15/35	2,000	2,226,820
Series D, AMT, 5.00%, 05/15/36	1,500	1,667,520
City of Los Angeles Department of Airports, ARB, AMT, Subordinate, Series C, 5.00%, 05/15/38	3,215	3,605,558
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,437,788
Series A, 5.00%, 03/01/47	6,770	7,507,321
Series A-1, 6.25%, 03/01/34	1,400	1,446,074
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,750	1,889,808
Senior Series A, 5.00%, 07/01/41	2,500	2,801,775
County of San Bernardino California Transportation Authority, RB, Limited Tax Bonds, Series A, 5.25%, 03/01/40	4,500	5,084,235
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,385,433
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	6,000	6,591,000
Port of Los Angeles Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	200	217,442
San Diego County Regional Airport Authority, Refunding RB, Subordinate Revenue Bonds, AMT:
5.00%, 07/01/37	350	407,484
5.00%, 07/01/38	350	406,760
5.00%, 07/01/39	500	579,695

Security	Par (000)	Value

Transportation (continued)
5.00%, 07/01/40	$700	$809,214

		106,895,400

Utilities — 7.9%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(b)	5,000	5,213,750
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,212,160
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A (WSIP), 5.00%, 11/01/21(b)	7,200	7,669,152
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 5.00%, 11/01/36	2,335	2,708,133
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	4,000	4,158,120
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,689,850
San Diego Public Facilities Financing Authority, Refunding RB, Subordinated, Series A, 5.25%, 08/01/47	5,000	5,886,400

		39,537,565

Total Municipal Bonds in California — 86.9%		436,743,056

Puerto Rico — 3.5%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(a)	3,222	740,931
Series A-1, 5.00%, 07/01/58	660	616,453
Series A-2, 4.33%, 07/01/40	364	325,088
Series A-2, 4.78%, 07/01/58	136	122,426
Series B-1, 4.75%, 07/01/53	735	662,441
Series B-1, 5.00%, 07/01/58	8,899	8,307,306
Series B-2, 4.33%, 07/01/40	7,022	6,255,338

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series B-2, 4.78%, 07/01/58	$713	$635,625

Total Municipal Bonds in Puerto Rico — 3.5%		17,665,608

Total Municipal Bonds — 90.4% (Cost — $444,648,329)		454,408,664

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 80.1%

California — 80.1%

County/City/Special District/School District — 24.7%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure, 5.00%, 06/01/48	9,500	10,786,490
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,241,898
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 08/01/40	6,585	7,123,915
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,017,674
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	4,996	5,670,103
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(e)	7,075	8,388,969
Los Angeles County Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51(e)	11,420	13,261,932
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,396,920
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	11,647,421

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	$17,000	$18,463,020

		123,998,342

Education — 12.0%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(b)	11,000	11,115,170
State of California University, Refunding RB, Series A, 5.00%, 11/01/43	13,002	14,894,880
University of California, RB, Series AM, 5.25%, 05/15/44	9,210	10,366,131
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,105	24,033,946

		60,410,127

Health — 19.6%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	13,280	14,326,464
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,706,620
Sutter Health, Series A, 4.00%, 11/15/42	7,500	7,756,425
Sutter Health, Series A, 5.00%, 08/15/52	10,000	10,651,400
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	4,955,355
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	6,018	6,268,731
Sutter Health, Series A, 5.00%, 08/15/43	24,940	27,103,046
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,860	20,923,702

		98,691,743

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 1.8%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	$3,000	$3,488,280
State of California, GO, Various Purpose, 4.00%, 03/01/50(e)	5,000	5,508,449

		8,996,729

Transportation — 9.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge(e):
4.00%, 04/01/42	11,250	12,037,610
4.00%, 04/01/49	6,555	6,845,780
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/46	5,000	5,400,400
Series D, 5.00%, 05/15/41	13,311	14,641,146
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,645	3,910,676
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,075,355

		48,910,967

Utilities — 12.3%
Anaheim Public Financing Authority, Refunding RB, Anaheim Convention Center Expansion Project, Series A:
5.00%, 05/01/39	6,000	6,427,500
5.00%, 05/01/46	13,500	14,063,760
Beaumont Public Improvement Authority, RB, Series A (AGM), 5.00%, 09/01/49	6,000	7,079,880

Security	Par (000)	Value

Utilities (continued)
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	$6,290	$7,145,880
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	17,469,629
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,534,939

		61,721,588

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 80.1% (Cost — $389,725,587)		402,729,496

Total Long-Term Investments — 170.5% (Cost — $834,373,916)		857,138,160

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.02%(f)(g)	77,760	77,760

Total Short-Term Securities — 0.0% (Cost — $77,760)		77,760

Total Investments — 170.5% (Cost — $834,451,676)		857,215,920

Other Assets Less Liabilities — 2.4%		11,708,783

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.8)%		(199,927,346)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (33.1)%		(166,210,699)

Net Assets Applicable to Common Shares — 100.0%		$502,786,658

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to March 1, 2028 is $29,423,078.

(f)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA)

(g)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	12,443,051	—	(12,365,291	)(b)	77,760	$77,760	$27,724	$1,786	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End (continued)

The following tables summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$857,138,160	$—	$857,138,160
Short-Term Securities	77,760	—	—	77,760

	$77,760	$857,138,160	$—	$857,215,920

(a)	See above Schedule of Investments for values in sector, security type, state or political subdivision

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(199,050,164)	$—	$(199,050,164)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(365,550,164)	$—	$(365,550,164)

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